Borrowings - Finance Lease Liabilities (Narrative II) (Details Narrative) $ in Thousands						7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Jul. 27, 2022 Capacity	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Sep. 21, 2022 Capacity	Nov. 09, 2023 Capacity	Dec. 14, 2022 Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 29, 2022 USD ($)
Sale Leaseback Transaction [Line Items]
Vessel year built	2023	2023	2023	2016	2023	2022	2019	2022	2022	2023	2016	2022	2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax	Kamsarmax		Capesize	Capesize		Kamsarmax	Capesize
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010	82,003	81,692	182,393	182,079	5,300	84,852	182,064	5,300
Finance Lease, Liability													$ 325,784	$ 468,414
Finance Lease, Interest Expense													28,602	30,313	$ 12,243
Payments related to finance lease liabilities													$ 25,672	$ 26,172	$ 10,389
Debt Instrument, Covenant Description													The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.
Debt Instrument, Covenant Compliance													As of December 31, 2024, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time													6.90%	7.20%	5.30%
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Felicity I [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2020
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													81,962
Term of Contract													seven-year
Finance Lease, Liability													$ 15,103			$ 17,473
Lessee, Finance Lease, Discount Rate													6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions													repayable in five years
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Herakles I [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2019
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													82,036
Term of Contract													seven-year
Finance Lease, Liability													$ 15,211			$ 17,791
Lessee, Finance Lease, Discount Rate													6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions													repayable in five years
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Coral [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2016
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													84,904
Term of Contract													three-year
Lessee, Finance Lease, Discount Rate													6.00%
Decrease in finance lease liability													$ 636
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Amber [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2015
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													80,909
Term of Contract													one-year
Lessee, Finance Lease, Discount Rate													6.00%
Date of delivery													July 29, 2022
Increase in finance lease liability													$ 592
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Citrine [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2017
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													81,626
Term of Contract													three-year
Lessee, Finance Lease, Discount Rate													6.00%
Decrease in finance lease liability													$ 969
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Dolphin [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built													2017
Vessel type													Kamsarmax
Vessel capacity in DWT | Capacity													81,630
Term of Contract													three-year
Lessee, Finance Lease, Discount Rate													6.00%
Decrease in finance lease liability													$ 1,024